Jan. 13, 2025
First Trust SMID Growth Strength ETF

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, the Average Annual Total Return table in the section entitled “Annual Total Return” is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2024

	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes	6.45%	8.25%	7.71%	6/20/2017
Return After Taxes on Distributions	5.26%	7.36%	6.83%
Return After Taxes on Distributions and Sale of Fund Shares	3.79%	6.07%	5.71%
The SMID Growth Strength Index(1)(2) (reflects no deduction for fees, expenses or taxes)	N/A	N/A	N/A
Nasdaq Riskalyze US Small Cap™ Index (reflects no deduction for fees, expenses or taxes)	7.69%	9.07%	8.50%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	13.72%
S&P 1000® Index (reflects no deduction for fees, expenses or taxes)	12.34%	9.75%	9.43%

(1)	On December 3, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Small Cap™ Index to The SMID Growth Strength Index. Therefore, any Fund performance and historical returns shown above that incorporate Fund performance prior to December 3, 2024 reflect performance of the Fund based on the Nasdaq Riskalyze US Small Cap™ Index and are not necessarily indicative of the performance that the Fund, based on The SMID Growth Strength Index, would have generated.
(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.